Revenue and Contracts with Customers (Details) - Schedule of Summarizes Deferred Contract Cost Activity	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Summarizes Deferred Contract Cost Activity [Abstract]
Deferred contract costs beginning balance	$ 142,930
Deferred contract costs additions	124,690
Deferred contract amortized costs	231,155 [1]
Deferred contract costs ending balance	$ 36,465

[1]	Includes contract costs amortized to Sales and marketing expense during the period.